Segment information	12 Months Ended
Dec. 31, 2012
Segment information
Segment information

27.       Segment information

The Group operates in a single business segment that includes the design, development, and manufacture of PV products. The following table summarizes the Group’s net revenues generated from different geographic locations:

	Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
China	6,010,415	5,546,700	3,086,589
Outside China:
Germany	2,126,975	2,110,751	1,265,827
Rest of the world	3,623,390	3,075,403	2,366,649
Total outside China	5,750,365	5,186,154	3,632,476
Total net revenue	11,760,780	10,732,854	6,719,065

The Group’s long-lived fixed assets are all located in China.